Principal activities, organization and basis of presentation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation 1	90.00%	90.00%
Principal Activities, Organization And Basis Of Presentation 2	90.00%	90.00%
Principal Activities, Organization And Basis Of Presentation 3	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 4	10	10
Principal Activities, Organization And Basis Of Presentation 5		13,500,000
Principal Activities, Organization And Basis Of Presentation 6		13,500,000
Principal Activities, Organization And Basis Of Presentation 7		100,000
Principal Activities, Organization And Basis Of Presentation 8		93,550,000
Principal Activities, Organization And Basis Of Presentation 9	15,020,000
Principal Activities, Organization And Basis Of Presentation 10	40.00%	40.00%
Principal Activities, Organization And Basis Of Presentation 11		30,000,000
Principal Activities, Organization And Basis Of Presentation 12		1,000,000
Principal Activities, Organization And Basis Of Presentation 13		250,000,000
Principal Activities, Organization And Basis Of Presentation 14	80.00%	80.00%
Principal Activities, Organization And Basis Of Presentation 15	20.00%	20.00%
Principal Activities, Organization And Basis Of Presentation 16		56,300,000
Principal Activities, Organization And Basis Of Presentation 17	9,037,000
Principal Activities, Organization And Basis Of Presentation 18		45,040,000
Principal Activities, Organization And Basis Of Presentation 19	7,229,600
Principal Activities, Organization And Basis Of Presentation 20	20,000,000
Principal Activities, Organization And Basis Of Presentation 21	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 22	30.00%	30.00%
Principal Activities, Organization And Basis Of Presentation 23	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 24	30.00%	30.00%
Principal Activities, Organization And Basis Of Presentation 25		11,200,000
Principal Activities, Organization And Basis Of Presentation 26	1,800,000
Principal Activities, Organization And Basis Of Presentation 27		3,400,000
Principal Activities, Organization And Basis Of Presentation 28	$ 500,000